Non-current assets investment in infraestructure projects (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Noncurrent assets [Table]
Investments in infrastructure projects subtotal	€ 14,147	€ 13,495	€ 13,667
Increase decrease in investments in infrastructure projects additions		695
Increase decrease in investments in infrastructure projects depreciation	(235)	(235)
Increase decrease in investments in infrastructure projects disposals	(14)	(4)
Increase decrease in investments in infrastructure projects exchange rate	814	(374)
Increase decrease in investments in infrastructure projects changes in the scope of consolidation and others	€ 0	€ (254)